UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21195
                                                     ---------

                               UBS M2 Fund, L.L.C.
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
       ------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               ------------

                   Date of reporting period: December 31, 2008
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                               UBS M2 FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                                DECEMBER 31, 2008

                               UBS M2 FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


                                   YEAR ENDED
                                DECEMBER 31, 2008




                                    CONTENTS

Report of Independent Registered Public Accounting Firm ............    1

Statement of Assets, Liabilities and Members' Capital ..............    2

Statement of Operations ............................................    3

Statements of Changes in Members' Capital ..........................    4

Statement of Cash Flows ............................................    5

Financial Highlights ...............................................    6

Notes to Financial Statements ......................................    7

Schedule of Portfolio Investments ..................................   14

                     [GRAPHIC OMITTED]             Ernst & Young LLP
                     ERNST & YOUNG                 5 Times Square
                                                   New York, New York 10036-6530

                                                   Tel: (212) 773-3000


            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE MEMBERS AND BOARD OF DIRECTORS OF
     UBS M2 FUND, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS M2 Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments in investment funds as of December 31, 2008, by correspondence with management of the underlying investment funds and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS M2 Fund, L.L.C. at December 31, 2008, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period the ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.


                                                       /s/ Ernst & Young LLP

February 23, 2009

                 A member firm of Ernst & Young Global Limited

                                                             UBS M2 FUND, L.L.C.

                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

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                                                               DECEMBER 31, 2008

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ASSETS

Investments in Investment Funds, at fair value (cost $588,245,904)           $581,928,080
Cash and cash equivalents                                                     171,282,221
Receivable from Investment Funds                                              245,880,311
Interest receivable                                                                19,830
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TOTAL ASSETS                                                                  999,110,442
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LIABILITIES

Payables:
  Withdrawals payable                                                         338,277,779
  Investment Management Fee                                                     1,209,086
  Professional fees                                                               295,362
  Management Fee                                                                  250,156
  Administration fee                                                              180,982
  Other liabilities                                                                53,714
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TOTAL LIABILITIES                                                             340,267,079
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NET ASSETS                                                                   $658,843,363
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MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                    $665,161,187
Accumulated net unrealized appreciation/(depreciation) on investments          (6,317,824)
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MEMBERS' CAPITAL                                                             $658,843,363
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   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.

                                                         STATEMENT OF OPERATIONS

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                                                    YEAR ENDED DECEMBER 31, 2008

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INVESTMENT INCOME

Interest                                                                    $     643,904
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TOTAL INVESTMENT INCOME                                                           643,904
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EXPENSES

Investment Management Fee                                                      16,758,659
Management Fee                                                                  3,467,309
Administration fee                                                              1,186,868
Professional fees                                                                 609,733
Loan interest                                                                      42,000
Other expenses                                                                    522,374
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TOTAL EXPENSES                                                                 22,586,943
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NET INVESTMENT LOSS                                                           (21,943,039)
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NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from investments                                      16,233,145
Net change in unrealized appreciation/depreciation from investments          (282,684,382)
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NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                       (266,451,237)
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NET DECREASE IN MEMBERS' CAPITAL
            DERIVED FROM OPERATIONS                                         $(288,394,276)
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   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.

                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

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                                          YEARS ENDED DECEMBER 31, 2007 AND 2008

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                                                                 UBS FUND
                                                              ADVISOR, L.L.C.          MEMBERS               TOTAL
------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2007                               $18,122         $  819,784,064        $  819,802,186

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                        (67)           (17,568,186)          (17,568,253)
  Net realized gain/(loss) from investments                           808             53,452,600            53,453,408
  Net change in unrealized appreciation/depreciation
        from investments                                            2,142             94,210,117            94,212,259
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NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                       2,883            130,094,531           130,097,414
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MEMBERS' CAPITAL TRANSACTIONS
Proceeds from Members' subscriptions                                   --            246,753,442           246,753,442
Members' withdrawals                                                   --            (90,554,997)          (90,554,997)
Offering costs                                                         --                 (3,747)               (3,747)
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NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                                --            156,194,698           156,194,698
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MEMBERS' CAPITAL AT DECEMBER 31, 2007                             $21,005         $1,106,073,293        $1,106,094,298
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INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                        (88)           (21,942,951)          (21,943,039)
  Net realized gain/(loss) from investments                           486             16,232,659            16,233,145
  Net change in unrealized appreciation/depreciation
        from investments                                           (5,018)          (282,679,364)         (282,684,382)
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NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                      (4,620)          (288,389,656)         (288,394,276)
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MEMBERS' CAPITAL TRANSACTIONS
Proceeds from Members' subscriptions                                   --            266,744,513           266,744,513
Members' withdrawals                                                   --           (425,601,172)         (425,601,172)
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NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                                --           (158,856,659)         (158,856,659)
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MEMBERS' CAPITAL AT DECEMBER 31, 2008                             $16,385         $  658,826,978        $  658,843,363
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   The accompanying notes are an integral part of these financial statements.
                                                                               4

                                                             UBS M2 FUND, L.L.C.

                                                         STATEMENT OF CASH FLOWS

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                                                    YEAR ENDED DECEMBER 31, 2008

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CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                              $(288,394,276)
Adjustments to reconcile net decrease in Member's capital derived from operations to net cash used in operating activities:
   Purchases of investments                                                            (368,163,737)
   Proceeds from disposition of investments                                             507,292,239
   Net realized (gain)/loss from investments                                            (16,233,145)
   Net change in unrealized appreciation/depreciation from investments                  282,684,382
   Changes in assets and liabilities:
    (Increase) decrease in assets:
      Advanced subscription in Investment Funds                                          30,516,666
      Interest receivable                                                                   138,582
      Receivables from Investment Funds                                                (178,079,368)
    Increase (decrease) in payables:
      Administration fee                                                                    (26,859)
      Investment Management Fee                                                            (166,560)
      Management Fee                                                                        (34,460)
      Professional fees                                                                      78,630
      Other liabilities                                                                     (64,655)
------------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                   (30,452,561)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                    266,744,513
Members' withdrawals                                                                   (129,097,327)
Principal payment on loan                                                                (1,000,000)
Loan interest                                                                                  (479)
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NET CASH PROVIDED BY FINANCING ACTIVITIES                                               136,646,707

Net increase in cash and cash equivalents                                               106,194,146
Cash and Cash Equivalents--Beginning of Year                                             65,088,075
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CASH AND CASH EQUIVALENTS--END OF YEAR                                                $ 171,282,221
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SUPPLEMENTAL CASH FLOWS DISCLOSURE:
     Interest paid                                                                    $      42,479
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   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.

                                                            FINANCIAL HIGHLIGHTS

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                                                               DECEMBER 31, 2008

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The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                   2008            2007            2006            2005            2004
                                   ----            ----            ----            ----            ----
   Ratio of net investment
   loss to average net assets(a)  (1.94%)         (1.80%)         (1.93%)         (1.96%)         (1.98%)

   Ratio of total expenses to
   average net assets(a,b)         2.00%           1.98%           2.02%           2.02%           2.01%

   Portfolio turnover rate        36.36%          16.21%           8.28%          36.38%          10.99%

   Total return(c)               (23.14%)         14.26%          10.88%          13.21%           5.76%

   Average debt ratio(a)           0.10%           0.21%           0.18%           0.64%              --

   Net asset value at end of
   year                        $658,843,363   $1,106,094,298   $819,802,186    $509,128,081    $408,068,599

         (a)  The average net assets used in the above ratios are calculated using pre-tender net assets.

         (b)  Ratio of total  expenses to average net assets does not include the impact of expenses  and
              Incentive Allocations or incentive fees related to the underlying Investment Funds.

         (c)  Total return  assumes a purchase of an interest in the Fund at the  beginning of the period and a sale of the Fund interest on the last day of the period  noted,  and does not reflect the deduction of placement  fees,  if any,  incurred when  subscribing  to the Fund.  Total returns for a period of less than a full year are not  annualized.  An individual  member's ratios and returns may vary from the above based on the timing of capital transactions.


   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

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                                                               DECEMBER 31, 2008

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1. ORGANIZATION

   UBS M2 Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 13, 2001 and commenced operations on February 1, 2003. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who primarily employ long/short equity strategies, including those involving foreign issuers. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

   The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

   The Adviser is a direct wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

   Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

   The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                             UBS M2 FUND, L.L.C.

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                                                               DECEMBER 31, 2008

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2. SIGNIFICANT ACCOUNTING POLICIES

   A. PORTFOLIO VALUATION

   On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. Under FAS 157, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. FAS 157 was adopted as of January 1, 2008 by the Fund.

   Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

   LEVEL 1--quoted prices in active markets for identical securities.
   LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.) LEVEL 3--significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments.)

   Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined  from  time  to  time  pursuant  to  policies  established  by the
   Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with FAS 157, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of certain redemption restrictions. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments).

   The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                             UBS M2 FUND, L.L.C.

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                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   A. PORTFOLIO VALUATION (CONTINUED)

            -----------------------------------------------------------------------------------------------

            VALUATION INPUTS                                                 OTHER FINANCIAL INSTRUMENTS*
            -----------------------------------------------------------------------------------------------
            Level 1 - Quoted Prices                                                  $         --
            -----------------------------------------------------------------------------------------------
            Level 2 - Other Significant Observable Inputs                                      --
            -----------------------------------------------------------------------------------------------
            Level 3 - Other Significant Unobservable Inputs                           581,928,080
            -----------------------------------------------------------------------------------------------
            TOTAL                                                                    $581,928,080
            -----------------------------------------------------------------------------------------------

   *  Other Financial Instruments include Investments in Investment Funds.


   The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

            -----------------------------------------------------------------------------------------------

                                                                              OTHER FINANCIAL INSTRUMENTS*
            -----------------------------------------------------------------------------------------------
            BALANCE AS OF DECEMBER 31, 2007                                         $ 987,507,819
            -----------------------------------------------------------------------------------------------
              Accrued discounts/premiums                                                       --
            -----------------------------------------------------------------------------------------------
              Realized gain/(loss)                                                     16,233,145
            -----------------------------------------------------------------------------------------------
              Change in unrealized appreciation/depreciation                         (282,684,382)
            -----------------------------------------------------------------------------------------------
              Net purchases/(sales)                                                  (139,128,502)
            -----------------------------------------------------------------------------------------------
              Transfers in and/or out of Level 3                                               --
            -----------------------------------------------------------------------------------------------
            BALANCE AS OF DECEMBER 31, 2008                                         $ 581,928,080
            -----------------------------------------------------------------------------------------------

   * Other Financial Instruments include Investments in Investment Funds.

   The fair value of the Fund's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

   B. INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

   During the year, the Fund accounted for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the market value and cost of the underlying investment at the date of redemption. Previously the Fund utilized the cost recovery method. Prior year net realized gain/(loss) from investments and net change in unrealized appreciation/depreciation from investments have been reclassified to conform with the current year presentation in the Statement of Changes in Members' Capital. Interest income is recorded on the accrual basis.

                                                             UBS M2 FUND, L.L.C.

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                                                               DECEMBER 31, 2008

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2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   C. FUND COSTS

   The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; interest expense; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

   D. INCOME TAXES

   The Fund has reclassified $21,943,039 and $16,233,145 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2008. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of December 31, 2008 and had no effect on net assets.

   The Fund is subject to the provisions of Financial Accounting Standards Board
   (FASB) Interpretation 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2008 and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008, the Fund did not incur any interest or penalties.

   Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

   E. CASH AND CASH EQUIVALENTS

   Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

                                                             UBS M2 FUND, L.L.C.

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                                                               DECEMBER 31, 2008

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2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   F. REPURCHASE AGREEMENTS

   From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that PFPC Trust Company (an affiliate of PNC Bank, NA), (the "Custodian") take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of December 31, 2008, there were no outstanding repurchase agreements.

   G. USE OF ESTIMATES

   The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3. RELATED PARTY TRANSACTIONS

   The Adviser provides investment advisory services to the Fund pursuant to an Investment Manager Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's net assets, excluding assets attributable to the Adviser and the Administrator.

   The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Management Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator's and the Adviser's capital account. The Management Fee and the Investment Management Fee will be paid to the Administrator and Adviser out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's and the Adviser's capital account. A portion of the Investment Management Fee and the Management Fee is paid by UBSFA to its affiliates.

   UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

                                                             UBS M2 FUND, L.L.C.

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                                                               DECEMBER 31, 2008

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3. RELATED PARTY TRANSACTIONS (CONTINUED)

   The net increase or decrease in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Management Fee which are similarly allocated to all Members other than the Adviser or Administrator as described above.

   Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS funds where UBS Fund Adviser LLC is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the year ended December 31, 2008 were $51,693 which is included in other expenses.

   Other investment partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4. ADMINISTRATION AND CUSTODIAN FEES

   PNC Global Investment Servicing (U.S.), Inc. ("PNC"), formerly PFPC Inc., a member of The PNC Financial Services Group, Inc., serves as Administrative and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

   The Custodian of the Fund's assets provides custodial services for the Fund.

5. LOAN PAYABLE

   The Fund, along with other UBS sponsored funds maintained during 2008 a $200,000,000 committed, unsecured revolving line of credit with Bank of Montreal, a Canadian chartered bank acting through its Chicago branch.

   For the year ended December 31, 2008 the Fund's average interest rate paid on borrowings was 3.80% per annum and the average borrowings outstanding were $1,106,557. Interest expense for the year ended December 31, 2008 was $42,000, of which $0 is payable at December 31, 2008. The Fund had no borrowings outstanding at December 31, 2008.

   As of December 31, 2008, the Fund no longer maintains this unsecured revolving line of credit.

                                                             UBS M2 FUND, L.L.C.

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                                                               DECEMBER 31, 2008

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6. INVESTMENTS

   As of December 31, 2008, the Fund had investments in Investment Funds, none of which were related parties.

   Aggregate  purchases and proceeds from sales of Investment Funds for the year
   ended  December  31,  2008,   amounted  to  $368,163,737  and   $507,292,239,
   respectively.

   The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The Fund has not yet received all such Schedule K-1's for the year ended December 31, 2008.

   The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 1.00% and 2.50% (per annum) of net assets and performance incentive fees and allocations ranging from 16.50% to 25.00% of net profits earned. One or more underlying fund investments have entered into a side pocket arrangement.

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

   In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

8. INDEMNIFICATION

   In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

9. SUBSEQUENT EVENT

   As of December 31, 2008, the Fund had $338,277,779 of withdrawals payable. On January 8, 2009 and January 22, 2009, the Fund paid $186,878,461 and $117,343,893, respectively. The remaining amount payable of $34,055,425 is scheduled to be paid in accordance with the terms of the Fund's June 30, 2008 and December 31, 2008 tender offers.

                                                             UBS M2 FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------


                                                                                          REALIZED AND
                                                                                           UNREALIZED
                                                                                % OF       GAIN/(LOSS)
                                                                              MEMBERS'       FROM
            INVESTMENT FUND                  COST          FAIR VALUE          CAPITAL    INVESTMENTS
 ------------------------------------    -------------    ------------        --------   --------------
Artha Emerging Markets Fund, L.P.        $ 30,000,000      $33,472,153          5.08%    $  (7,487,410)
Bay Pond Partners, L.P.                    60,000,000       50,254,306          7.63        (9,745,694)
Cevian Capital II, L.P., Class B           27,050,004       18,519,165          2.81       (14,744,593)
Cevian Capital II, L.P., Class C            7,500,000        6,353,023          0.96        (1,146,977)
Chap-Cap Activist Partners, L.P. (side
   pocket)                                    296,222          224,463          0.03           (87,607)
Chap-Cap Partners II, L.P. (side pocket)      511,773          402,518          0.06          (138,146)
Cobalt Partners, L.P.                      66,000,000       62,432,600          9.48        (4,742,390)
Conatus Capital Partners, L.P., Class A    10,000,000        8,234,585          1.25        (1,765,415)
Cycladic Catalyst Fund, L.P.
   (liquidation)                            1,375,462          240,699          0.04        (4,358,446)
Cycladic Catalyst Fund, L.P. (side
   pocket)                                    811,516          547,264          0.08          (264,251)
Cycladic Catalyst Fund, L.P., Class B
   (liquidation)                            4,799,602          779,321          0.12        (4,702,724)
Cycladic Catalyst Fund, L.P., Class B
   (side pocket)                              876,103          589,880          0.09          (286,223)
Delta Fund Europe, L.P.                    14,258,443       15,421,189          2.34       (26,072,042)
Delta Institutional Holdings, L.P.          1,586,188        1,644,680          0.25           620,272
Eastern Advisor Fund, L.P. (side pocket
   # 1)                                     1,447,125        2,887,120          0.44         1,465,780
Eastern Advisor Fund, L.P. (side pocket
   # 2)                                    13,801,200       13,801,200          2.10                --
Eminence Partners, L.P.                    54,500,000       46,350,694          7.04       (11,396,660)
Gugner Long/Short Fund, Ltd., Class B      52,000,000       49,651,842          7.54        (2,348,158)
Meditor European Hedge Fund (B) Limited    32,585,030       40,906,774          6.21         8,190,548
Pershing Square, L.P.                      18,291,733       25,968,993          3.94        (7,592,380)
Southpoint Qualified Fund, L.P.            60,000,000       45,344,324          6.88       (14,655,676)
Steel Partners Japan Strategic Fund,
   L.P. (liquidation)                      25,432,647       15,316,343          2.32       (13,707,262)
Steel Partners Japan Strategic Fund,
   L.P. (side pocket)                       5,933,551        6,000,635          0.91            67,084
The Children's Investment Fund, L.P.,
   Class A                                 31,000,000       37,853,465          5.75       (28,741,473)
Tiger Asia Fund, L.P.                      43,000,000       59,387,877          9.01       (18,767,676)
                                         ------------     -------------       ------     -------------
  LONG/SHORT EQUITY SUBTOTAL             $563,056,599     $542,585,113         82.36%    $(162,407,519)

D.E. Shaw Oculus Fund, L.L.C.              25,189,305       39,342,967          5.97         3,063,354
                                         ------------     -------------       ------     -------------
  MULTI-STRATEGY SUBTOTAL                $ 25,189,305     $ 39,342,967          5.97%    $   3,063,354

Redeemed Investment Funds                          --               --            --      (107,107,072)

                                         ------------     -------------       ------     -------------
TOTAL                                    $588,245,904     $581,928,080         88.33%    $(266,451,237)
                                         ============     ============        ======     =============



                                                                                       DOLLAR AMOUNT OF
                                                                                         FAIR VALUE FOR
                                            INITIAL                        FIRST            FIRST
                                         ACQUISITION                    AVAILABLE        AVAILABLE
            INVESTMENT FUND                  DATE       LIQUIDITY*      REDEMPTION**     REDEMPTION
 ------------------------------------    -----------   -----------      ------------ ----------------
Artha Emerging Markets Fund, L.P.          4/1/2006     Quarterly
Bay Pond Partners, L.P.                    3/1/2008    Semi-Annually    6/30/2009       50,254,306
Cevian Capital II, L.P., Class B           7/1/2006      Annually         2009***        8,804,094
Cevian Capital II, L.P., Class C           7/1/2006      Annually
Chap-Cap Activist Partners, L.P. (side
   pocket)                                 4/1/2006        N/A
Chap-Cap Partners II, L.P. (side pocket)   4/1/2006        N/A
Cobalt Partners, L.P.                      7/1/2007    Semi-Annually    6/30/2009       62,432,600
Conatus Capital Partners, L.P., Class A    1/1/2008     Quarterly
Cycladic Catalyst Fund, L.P.
   (liquidation)                           5/1/2005        N/A
Cycladic Catalyst Fund, L.P. (side
   pocket)                                 5/1/2005        N/A
Cycladic Catalyst Fund, L.P., Class B
   (liquidation)                           6/1/2005        N/A
Cycladic Catalyst Fund, L.P., Class B
   (side pocket)                           6/1/2005        N/A
Delta Fund Europe, L.P.                    4/1/2004     Quarterly
Delta Institutional Holdings, L.P.         7/1/2003        N/A
Eastern Advisor Fund, L.P. (side pocket
   # 1)                                    4/1/2004        N/A
Eastern Advisor Fund, L.P. (side pocket
   # 2)                                    4/1/2004        N/A
Eminence Partners, L.P.                    1/1/2006    Semi-Annually
Gugner Long/Short Fund, Ltd., Class B      3/1/2008     Quarterly            2010       49,651,842
Meditor European Hedge Fund (B) Limited    5/1/2006      Monthly
Pershing Square, L.P.                      1/1/2005      Annually         2009***       12,997,507
Southpoint Qualified Fund, L.P.            2/1/2008      Annually            2010       45,344,324
Steel Partners Japan Strategic Fund,
   L.P. (liquidation)                      1/1/2006        N/A
Steel Partners Japan Strategic Fund,
   L.P. (side pocket)                      1/1/2006        N/A
The Children's Investment Fund, L.P.,
   Class A                                 4/1/2005   Every 3 Years
Tiger Asia Fund, L.P.                      3/1/2005      Annually            A

  LONG/SHORT EQUITY SUBTOTAL

D.E. Shaw Oculus Fund, L.L.C.              4/1/2005        N/A               B


 *   Available frequency of redemptions after initial lock up period.
 **  Investment Funds with no date provided can be redeemed in full.
 *** The dollar amount of fair value for the first available redemption can be redeemed commencing on the date listed. The remaining investment amount has no lock up or other redemption restrictions.
 A Amounts which have redemption restrictions as of 12/31/08 can be redeemed as follows: $18,695,464 during 2009 and $10,572,570 during 2010. The remaining investment amount has no lock up or other redemption restrictions.
 B The Fund redeemed $43,732,967 of its investment and the remaining balance of $39,342,967 is subject to a redemption restriction imposed.


     The preceding notes are an integral part of these financial statements.

                         UBS M2 FUND, L.L.C. (UNAUDITED)

The Directors (including the Independent Directors) last evaluated the Investment Management Agreement at a meeting on November 13, 2008. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Management Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Directors observed that the Fund's annualized performance since inception was above the median performance of the Comparable Funds and above that of the HFRX Equity Index. The Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that the Fund's volatility was slightly higher than the median volatility of its Comparable Funds.

The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the fees charged by UBS Fund Advisor, L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the management fee being charged to the Fund was one above the median management fee being charged to its Comparable Funds, although the Directors also noted that the Fund was not subject to any incentive fee. In comparing the advisory fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors noted that although the combination of management fee and administrative services fee being charged to the Fund was the highest being charged to an Alternative Investment Group fund-of-funds, the Fund was not subject to any incentive fee. In light of the foregoing, the Directors felt that the management fee being charged to the Fund was appropriate.

The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Management Agreement and from other relationships between the Fund and UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees were reasonable. The Directors concluded that approval of the Investment Management Agreement was in the best interests of the Fund and its shareholders.

DIRECTORS AND OFFICERS (UNAUDITED)
Information pertaining to the Directors and Officers of the Fund as of 12/31/08 is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.


------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                  PORTFOLIOS
                                                                                    IN FUND      OTHER TRUSTEESHIPS/
                               TERM OF OFFICE                                       COMPLEX     DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND         AND LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN     DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS         TIME SERVED(1)         DURING PAST 5 YEARS         BY DIRECTOR          COMPLEX
----------------------         --------------         -------------------         -----------          -------
------------------------------------------------------------------------------------------------------------------------
                                                  INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg (66) (3)       Term --            Dean and Professor of               See        Director of: Primedia,
UBS Financial Services Inc.   Indefinite         Management of the Graduate       Footnote 2.   Inc., Macy's, Inc.,
51 West 52nd Street           Length -- since    School of Business, Columbia                   Revlon, Inc., NYC
New York, NY 10019            Commencement of    University; Senior Advisor to                  Ballet and SAPPI Ltd.
Director                      Operations         Morgan Stanley                                 Advisory Director of
                                                                                                Welsh Carson Anderson
                                                                                                & Stowe.
------------------------------------------------------------------------------------------------------------------------

George W. Gowen (79)          Term --            Law partner of Dunnington,            12       None
UBS Financial Services Inc.   Indefinite         Bartholow & Miller
51 West 52nd Street           Length -- since
New York, NY 10019            Commencement of
Director                      Operations
------------------------------------------------------------------------------------------------------------------------

Stephen H. Penman (62)        Term --            Professor of Financial                12       None
UBS Financial Services Inc.   Indefinite         Accounting of Graduate School
51 West 52nd Street           Length -- since    of Business, Columbia University
New York, NY 10019            July 2004
Director
------------------------------------------------------------------------------------------------------------------------

Virginia G. Breen (45)        Term --            General Partner of Sienna             12       Director of: Modus
UBS Financial Services Inc.   Indefinite         Ventures and General Partner of                Link, Inc; Excelsior
51 West 52nd Street           Length -- since    Blue Rock Capital                              Absolute Return Fund of
New York, NY 10019            August 7, 2008                                                    Funds, L.L.C.;
Director                                                                                        Excelsior Buyout
                                                                                                Investors, L.L.C.;
                                                                                                Excelsior LaSalle
                                                                                                Property Fund Inc; UST
                                                                                                Global Private Markets
                                                                                                Fund L.L.C.
------------------------------------------------------------------------------------------------------------------------
                                             OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------

Robert F. Aufenanger (55)     Term --            Executive Director of UBS            N/A                N/A
UBS Financial Services Inc.   Indefinite         Alternative Investments US
51 West 52nd Street           Length -- since    since April 2007. Prior to
New York, NY 10019            May 1, 2007        April 2007, Chief Financial
Principal Accounting Officer                     Officer and Senior Vice
                                                 President of Alternative
                                                 Investments Group at U.S. Trust
                                                 Corporation from 2003 - 2007.
------------------------------------------------------------------------------------------------------------------------

Frank Pluchino (49)           Term --            Assistant Director of                N/A                N/A
UBS Financial Services Inc.   Indefinite         Compliance of UBS Financial
1000 Harbor Boulevard         Length -- since    Services Inc. since 2003 and
Weehawken, NJ 07086           July 19, 2005      Deputy Director of Compliance
Chief Compliance Officer                         UBS Financial Services of
                                                 Puerto Rico Inc. since October
                                                 2006. Prior to 2003, Chief
                                                 Compliance Officer of
                                                 LibertyView Capital Management,
                                                 Inc., an investment adviser,
                                                 and LibertyView Alternative
                                                 Asset Management, Inc., an NASD
                                                 broker-dealer.
------------------------------------------------------------------------------------------------------------------------

UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG


------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                  PORTFOLIOS
                                                                                    IN FUND      OTHER TRUSTEESHIPS/
                               TERM OF OFFICE                                       COMPLEX     DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND         AND LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN     DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS         TIME SERVED(1)         DURING PAST 5 YEARS         BY DIRECTOR          COMPLEX
----------------------         --------------         -------------------         -----------          -------
------------------------------------------------------------------------------------------------------------------------
Craig Goos (39)               Term --            Managing Director UBS                N/A                N/A
UBS Financial Services Inc.   Indefinite         Alternative Investments US
51 West 52nd Street           Length -- since    since September 2008. Prior to
New York, NY 10019            September 18,      September 2008, Managing
Principal Executive Officer   2008               Director of Bear Stearns
                                                 Alternative Investment platform
                                                 from 2004 - 2008.
------------------------------------------------------------------------------------------------------------------------

(1) For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to the cast by all Members.

(2) Mr. Feldberg is a director or trustee of 29 investment companies (consisting of 61 portfolios) for which UBS Fund Advisor or one of its affiliates serves as investment advisor, sub-advisor or manager.

(3) Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS Financial Services Alternative Investment Group of Funds does business. Mr. Feldberg is not an affiliated person of UBS Financial Services or its affiliates.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2359.

UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $57,064 in 2008 and $66,615 in 2007. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $16,500 in 2008 and $15,000 in 2007. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $74,000 in 2008 and $164,000 in 2007. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2008 and $0 in 2007.

  (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

  (e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $2.240 million for 2008 and $3 million for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                            UBS FUND ADVISOR, L.L.C.
                      PROXY-VOTING POLICIES AND PROCEDURES

A. INTRODUCTION

     UBS Fund Advisor, L.L.C. (the "Adviser") votes proxies for each fund (each a "Fund," collectively, the "Funds") for which it acts as the Adviser and as such, has adopted these Proxy-Voting Policies and Procedures (these "Policies and Procedures"). The Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Generally, each of the Funds may invest a majority of its assets in non-voting securities of Investment Funds. The Investment Funds typically do not submit matters to investors for vote; however, should a matter be submitted for vote and provided the Fund holds voting interests in the Investment Fund, the Adviser will vote proxies in what it views to be in the best interest of the Fund and in accordance with these Policies and Procedures. The Board of Directors (the "Board") of the Funds has adopted these Policies and Procedures as the Funds'. The Adviser will notify the Board of any changes to the Adviser's Policies and Procedures.

B. FIDUCIARY DUTY

     Proxy-voting is an integral part of the Adviser's investment management process. The Adviser is under a fiduciary duty to act in the best interest of the Fund(s) and to vote in a manner it believes to be consistent with efforts to maximize shareholder value. This authority carries with it a responsibility on the Adviser's part to analyze the issues connected with the votes and to evaluate the probable impact of its vote on the value of the investment.

C. VOTING PROCEDURES

     Generally speaking, where the Adviser holds voting rights, it will vote consistent with management's recommendations on routine matters, absent a particular reason to the contrary. Non-routine matters will be voted on a case-by-case basis taking into consideration the best interests of the Fund(s) and the maximization of shareholder value.

D. CONFLICTS OF INTEREST

     Any circumstance or relationship which would compromise a portfolio manager's objectivity in voting proxies in the best interest of the Fund(s) would constitute a conflict of interest. In such situations, the Adviser will address any material conflicts before voting proxies on behalf of the Fund(s). As a matter of policy, the Adviser will presume the existence of a conflict of interest for proxy-voting purposes in situations where:

     o A current investor of the Adviser is affiliated with an Investment Fund soliciting proxies or has communicated its view to the Adviser on an impending proxy vote;

     o The portfolio manager responsible for proxy-voting has identified a personal interest in the Investment Fund soliciting proxies or in the outcome of a shareholder vote;

     o Members of the portfolio management team, including the portfolio manager responsible for proxy-voting, and/or members of senior management, have a personal interest through investment in the Investment Fund soliciting proxies;

     o Members of the Investment Fund or a third party with an interest in the outcome of a shareholder vote have attempted to influence either the Adviser or the portfolio manager responsible for voting a proxy.

     Employees of the Adviser should be aware of the potential for conflicts of interest that may result, on the part of the Adviser, from employees' personal relationships or special circumstances that may result as part of the Adviser's normal course of business. Employees who become aware of any such conflicts of interest are under obligation to bring them to the attention of the Chief Compliance Officer or Legal who will work with appropriate personnel of the Adviser to determine the materiality of the conflict.

     ADDRESSING MATERIAL CONFLICTS OF INTEREST. A conflict of interest will be considered material to the extent it is determined that such conflict has the potential to influence the Adviser's decision-making in the proxy-voting process and the determination will be based on an assessment of the particular facts and circumstances.

     If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict. The Adviser shall maintain a written record of all conflicts of interest identified, the materiality determination, and the method used to resolve the material conflict of interest.

     If it is determined that a conflict of interest is material, the Adviser's Chief Compliance Officer or Legal will work with appropriate personnel of the Adviser to determine a resolution before voting proxies affected by such conflict of interest. Resolutions may include:

     o Disclosing the conflict and obtaining consent before voting (which consent in the case of the Fund(s) may be obtained from the Fund's board of directors);

     o Engaging another party on behalf of the Fund(s) to vote the proxy on its behalf;

     o Engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

     o Such other method as is deemed appropriate under the circumstances given the nature of the conflict.

E. ANNUAL FILING OF PROXY VOTING RECORD

     The Adviser will file an annual report of each proxy voted with respect to the Fund(s) during the preceding twelve-month period ended June 30 on Form N-PX, no later than August 31st of the then year.

F. PROXY-VOTING DISCLOSURES

     Where the Funds hold voting rights, the Funds shall include in their Form N-CSR (Certified Shareholder Report): (i) a description of these Policies and Procedures; (ii) a statement that a description of these Policies and Procedures is available without charge, upon request by taking the specified action; and
(iii) a statement that information regarding how the Adviser voted proxies relating to the Funds during the most recent 12-month period, is available upon request, without charge by taking the specified action.

G. CONTROL PROCESS

To ensure compliance with these Policies and Procedures, at the time of a fund's investment in an Investment Fund, the subscription document will be reviewed to ensure that voting rights have been waived, as is current practice. In the event a fund does not waive voting rights, the Adviser will adhere to these Policies and Procedures.

H. RECORD-KEEPING

     The Adviser shall maintain the following records relating to proxy-voting in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years on-site:

     o    A copy of the Adviser's current Proxy-Voting Policies and Procedures;

     o    A record of each vote cast by the Adviser on behalf of the Fund(s);

     o A copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

     o A copy of any document relating to the identification and resolution of conflicts of interest;

     o A copy of any document created by the Adviser that was material to a proxy-voting decision or that memorialized the basis for that decision; and

A copy of each written investor request for information on how the Adviser voted proxies on behalf of the Fund(s), and a copy of any written response from the Adviser to any (written or oral) investor request for information on how the Adviser voted proxies on behalf of the Fund(s).


   ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                               UBS M2 FUND, L.L.C.
                          PORTFOLIO MANAGER DISCLOSURE

The Fund is managed by a portfolio management team, each member of which (each, a "Portfolio Manager" and together, the "Portfolio Managers") is responsible for the day-to-day management of the Fund's portfolio. Norman E. Sienko, Jr., the lead member of the portfolio management team, is primarily responsible for the selection of the Fund's investments, and is jointly responsible for the allocation of the Fund's assets among Investment Funds. Russell Sinder and Joseph M. Sciortino, the other members of the portfolio management team, are jointly and primarily responsible for the allocation of the Fund's investments.

Mr. Sienko has served as a Portfolio Manager of the Fund since its inception, and as head of the Adviser's portfolio management group since 1998. He is also currently an Executive Director of UBS Financial Services. Mr. Sinder has been a Portfolio Manager of the Fund since 2007. Mr. Sinder has been associated with the Adviser since 1998 and is also an Executive Director of UBS Financial Services. Mr. Sciortino joined the portfolio management team in 2007. Mr. Sciortino has been associated with the Adviser since 2006 and is also a Director of UBS Financial Services. Previously, he served as Senior Analyst at Lake Partners, Inc. from April 2001 though August 2006.

The Fund's Portfolio Managers manage multiple accounts for the Adviser, including registered closed-end funds and private domestic and offshore pooled investment vehicles.

Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, a Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. The Portfolio Managers may be perceived to have a conflict of interest if there are a large number of other accounts, in addition to the Fund, that they are managing on behalf of the Adviser. In addition, each Portfolio Manager could be viewed as having a conflict of interest to the extent that one or more Portfolio Managers have an investment in accounts other than the Fund. The Adviser periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

Other accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

A potential conflict of interest may be perceived if the Adviser receives a performance-based advisory fee as to one account but not another, because a Portfolio Manager may favor the account subject to the performance fee, whether or not the performance of that account directly determines the Portfolio Manager's compensation.

The Adviser's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser monitors a variety of areas, including compliance with Fund guidelines. Furthermore, senior investment and business personnel at UBS Financial Services periodically review the performance of the Portfolio Managers.

The Portfolio Managers' compensation is comprised primarily of a fixed salary and a discretionary bonus paid by UBS Financial Services or its affiliates and not by the Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of UBS AG, the ultimate parent company of the Adviser, subject to certain vesting periods. The amount of a Portfolio Manager's discretionary bonus, and the portion to be paid in shares or stock options of UBS AG, is determined by senior officers of UBS Financial Services. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of UBS Financial Services and its Alternative Investment Group; the overall performance of UBS AG; the profitability to UBS Financial Services derived from the management of the Fund and the other accounts managed by the Alternative Investment Group; the absolute performance of the Fund and such other accounts for the preceding year; contributions by the Portfolio Manager to assisting in managing the Alternative Investment Group; participation by the Portfolio Manager in training of personnel; and support by the Portfolio Manager generally to colleagues. The bonus is not based on a precise formula, benchmark or other metric.

The following table lists the number and types of other accounts advised by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year.

NORMAN E. SIENKO, JR.

  REGISTERED INVESTMENT COMPANIES                   POOLED ACCOUNTS                       OTHER ACCOUNTS

   Number of                                  Number of                           Number of
  Accounts(1)         Assets Managed        Accounts(2)      Assets Managed       Accounts           Assets Managed
 ------------        -----------------     -------------    ----------------     ----------         ----------------
       6              1,242,586,582              4            360,754,165

RUSSELL SINDER
  REGISTERED INVESTMENT COMPANIES                   POOLED ACCOUNTS                       OTHER ACCOUNTS

   Number of                                  Number of                           Number of
  Accounts(1)         Assets Managed        Accounts(2)      Assets Managed       Accounts           Assets Managed
 ------------        -----------------     -------------    ----------------     ----------         ----------------
       6              1,242,586,582              4            360,754,165

JOSEPH M. SCIORTINO
  REGISTERED INVESTMENT COMPANIES                   POOLED ACCOUNTS                       OTHER ACCOUNTS

   Number of                                  Number of                           Number of
  Accounts(1)         Assets Managed        Accounts(2)      Assets Managed       Accounts           Assets Managed
 ------------        -----------------     -------------    ----------------     ----------         ----------------
       6              1,242,586,582              4            360,754,165

     (1) Of these accounts, 4 accounts with total assets of approximately $720,554,109 charge performance-based advisory fees.
     (2) Of these accounts, 3 accounts with total assets of approximately $110,963,736 charge performance-based advisory fees.

Norman E. Sienko and Joseph M. Sciortino do not beneficially own any interests in the Fund. As of December 31, 2008, Russell Sinder beneficially owned between $10,001-$50,000 of interests in the Fund.

(B) Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1)  Not applicable.

  (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS M2 Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer

Date     3/6/09
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer

Date     3/6/09
     ---------------------------------------------------------------------------

By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date     3/6/09
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.